RELATED PARTY TRANSACTIONS AND BALANCES - Compensation for the directors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Compensation and benefits, included in management fee	$ 2,368,750	$ 861,593
Stock-based compensation, non-cash	31,156,759	28,879,225
Total compensation	$ 33,525,509	$ 29,740,818